Nature of Business (Details Narrative)	Jan. 13, 2025	Jun. 30, 2025	Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stockholders equity reverse stock split	the Company’s stockholders voted to authorize the Company’s board of directors to effect a reverse stock split of the Company’s outstanding shares of common stock at a specific ratio within a range of 1-for-10 to a maximum of 1-for-250 and to amend the Company’s certificate of incorporation to increase the number of authorized common stock from 100,000,000 to 800,000,000 shares. On January 14, 2025, the Company’s board of directors approved a reverse stock split of 1-for-200 ratio and approved the filing of a certificate of amendment to the Company’s certificate of incorporation to effect the reverse stock split and to increase the Company’s authorized shares of common stock from 100,000,000 to 800,000,000. The reverse stock split took effect on February 10, 2025. All current and prior year balances have been adjusted to reflect the reverse stock split.
Previously Reported [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stockholders equity reverse stock split	the Company’s stockholders voted to authorize the Company’s board of directors to effect a reverse stock split of the Company’s outstanding shares of common stock at a specific ratio within a range of 1-for-10 to a maximum of 1-for-250 and to amend the Company’s certificate of incorporation to increase the number of authorized common stock from 100,000,000 to 800,000,000 shares. On January 14, 2025, the Company’s board of directors approved a reverse stock split of 1-for-200 ratio and approved the filing of a certificate of amendment to the Company’s certificate of incorporation to effect the reverse stock split and to increase the Company’s authorized shares of common stock from 100,000,000 to 800,000,000. The reverse stock split took effect on Monday February 10, 2025. All current and prior year balances have been adjusted to reflect the reverse stock split.
SemiCab Holdings, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		80.00%
SemiCab Holdings, LLC [Member] | Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage			80.00%